Provisions, contingent liabilities, contingent assets and credit commitments - Provisions and contingent liabilities (Details) $ in Millions	6 Months Ended
	Mar. 31, 2025 AUD ($) item	Dec. 31, 2019 AUD ($)
Changes in other provisions
Balance at beginning of year	$ 2,505
Additions	850
Utilisation	(1,012)
Reversal of unutilised provisions	(89)
Balance at end of year	2,254
Regulatory litigation
Contingent liabilities
Preliminary estimate of losses		$ 1,000
Guarantees | Guarantees capped at $20 million per year
Parent Entity guarantees and undertakings
Maximum amount of initial guarantee	20
Automatic reinstatement guarantee amount	$ 20
Guarantees | Guarantees capped at $2 million per year
Parent Entity guarantees and undertakings
Number of specific guarantees | item	2
Maximum amount of initial guarantee	$ 2
Automatic reinstatement guarantee amount	2
Long service leave
Changes in other provisions
Balance at beginning of year	477
Additions	46
Utilisation	(21)
Reversal of unutilised provisions	(11)
Balance at end of year	491
Annual leave and other employee benefits
Changes in other provisions
Balance at beginning of year	899
Additions	581
Utilisation	(864)
Reversal of unutilised provisions	(2)
Balance at end of year	614
Provision for impairment on credit commitments
Changes in other provisions
Balance at beginning of year	516
Additions	15
Reversal of unutilised provisions	(47)
Balance at end of year	484
Lease restoration obligations
Changes in other provisions
Balance at beginning of year	163
Additions	3
Utilisation	(5)
Balance at end of year	161
Restructuring and other provisions
Changes in other provisions
Balance at beginning of year	210
Additions	77
Utilisation	(62)
Reversal of unutilised provisions	(20)
Balance at end of year	205
Litigation, non-lending losses and remediation provisions
Changes in other provisions
Balance at beginning of year	240
Additions	128
Utilisation	(60)
Reversal of unutilised provisions	(9)
Balance at end of year	299
Class action commenced against Westpac and St. George Finance Limited
Changes in other provisions
Settlement amount	$ 130